Note Payable - Narrative (Details)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2021 USD ($)	Nov. 15, 2019 USD ($)	Aug. 15, 2016 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	May 31, 2017 USD ($)	Aug. 30, 2016 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2021 USD ($)	Aug. 29, 2021 USD ($)	Dec. 30, 2020 USD ($)	Jul. 17, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from line of credit											$ 0	$ 10,000,000	$ 10,000,000	$ 0	$ 0
Repayments of lines of credit											0	10,000,000	10,000,000	0	0
Interest expense													1,900,000	4,000,000	3,800,000
Amortization of debt issuance costs									$ 0	$ 0	100,000	100,000	134,000	$ 332,000	$ 147,000
Interest expense									300,000	$ 500,000	900,000	$ 1,500,000
Debt outstanding amount									$ 33,469,000		$ 33,469,000		$ 34,125,000
Management Services Agreements (MSA) | Minimum
Debt Instrument [Line Items]
Revenue, period of recognition													5 years
Management Services Agreements (MSA) | Maximum
Debt Instrument [Line Items]
Revenue, period of recognition													20 years
Line of Credit
Debt Instrument [Line Items]
Interest rate														4.24%
Interest coverage ratio, minimum		1.25
Line of Credit | Period One
Debt Instrument [Line Items]
Leverage ratio, maximum		4.0
Line of Credit | Period Two
Debt Instrument [Line Items]
Leverage ratio, maximum		3.5
Line of Credit | Period Three
Debt Instrument [Line Items]
Leverage ratio, maximum		3.0
Term loan
Debt Instrument [Line Items]
Interest rate at period end			10.95%
Proceeds from line of credit							$ 10,000,000	$ 20,000,000
Early prepayment fee, percent		1.00%
Write off of debt issuance costs		$ 100,000
Interest rate									3.00%		3.00%
Early prepayment increment		500,000
Debt issuance costs									$ 930,000		$ 930,000		$ 466,000	$ 600,000
Proceeds from issuance of long-term debt		35,000,000
Loan amount (up to)		35,000,000	$ 30,000,000
Prepayment premium percentage	1.00%
Debt outstanding amount									33,469,000		33,469,000		34,125,000	35,000,000
Term loan | First 12 months
Debt Instrument [Line Items]
Early prepayment fee, percent			3.00%
Term loan | Between 12 and 24 months
Debt Instrument [Line Items]
Early prepayment fee, percent			2.00%
Term loan | Between 24 and 36 months
Debt Instrument [Line Items]
Early prepayment fee, percent			0.50%
Term loan | Period One
Debt Instrument [Line Items]
Amortization percent of original principal amount	0.625%
Term loan | Period Two
Debt Instrument [Line Items]
Amortization percent of original principal amount	1.25%
Term loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		35,000,000
Proceeds from line of credit		$ 35,000,000
Term loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%	7.45%
Term loan | London Interbank Offered Rate (LIBOR) | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Term loan | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Term loan | Base Rate | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
Line of Credit
Debt Instrument [Line Items]
Percentage of cash on hand to minimum outstanding borrowings	125.00%
Minimum outstanding borrowings	$ 15,000,000
Fixed coverage ratio, minimum	125.00%
Covenant, leverage ratio, maximum	300.00%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 65,000,000	$ 10,000,000											15,000,000	10,000,000		$ 65,000,000	$ 15,000,000	$ 5,000,000	$ 15,000,000
Proceeds from line of credit						$ 10,000,000
Repayments of lines of credit				$ 5,000,000	$ 5,000,000
Line of credit outstanding									$ 0		$ 0		0
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,000,000	2,000,000
Line of Credit | Bridge Loan
Debt Instrument [Line Items]
Maximum borrowing capacity		2,000,000
Line of Credit | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate						2.50%
Line of Credit | Base Rate
Debt Instrument [Line Items]
Basis spread on interest rate, floor	1.50%
Line of Credit | Base Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate						1.50%
Line of Credit | Eurodollar
Debt Instrument [Line Items]
Basis spread on interest rate, floor	0.50%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		10,000,000																	$ 15,000,000
Proceeds from line of credit						$ 10,000,000
Repayments of lines of credit				$ 5,000,000	$ 5,000,000
Line of credit outstanding													$ 0	$ 0
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate						2.50%
Revolving Credit Facility | Base Rate | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate						1.50%
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		2,000,000
Bridge Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,000,000